UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report.

Name:    Barberry Corp.
Address: c/o Starfire Holding Corp.
         100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner         New York, New York     05/14/03
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   3*

Form 13F Information Table Entry Total:              10*

Form 13F Information Table Value Total:              $258,083*
                                                    (thousands)


*Confidential   Treatment  has  been   requested  for  accounts  of  equity
securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4690          High River Limited Partnership*

         02                28-              Cyprus LLC

         03                28-              Icahn & Co., Inc.*





                                                    FORM 13F INFORMATION TABLE
                                                AS OF MARCH 31, 2003 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  BARBERRY CORP.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:                  Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS                  VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                     AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)($)   AMOUNT                TION              INSTR. V                 (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared                       (a)        (b)     (c)
                                                            Sole       str. V   Other                        Sole      Shared   None

American        Depos-     029169109   55,341    5,347,000   X                            Sole             5,347,000
Real Estate     itory
Partners LP     Unit

GB Hldgs Inc.   Com        36150A109   11,498     4,121,033             X                 2                4,121,033

Hallwood Rlty   Deposit UT 40636T203   20,328       235,000                               1                  235,000
Partners        NEW

Insignia
Financial       Com        45767A105   19,185     1,753,700             X                 1                1,753,700
Group

Landenburg
Thalman         Com        50575Q101      129     2,148,725             X                 1                2,148,725
Financial
Servces, Inc.

Panaco Inc.     Com        698106101      982     6,545,400             X                 1                6,545,400

Tropical        Com        89708P102    2,796       614,540                               1                  614,540
Sportswear

Vector Group
Ltd.            Com        92240M108   84,012     7,637,489             X                 1                7,637,489

VISX, Inc.      Com        92844S105   34,402     3,245,505             X                 1                3,245,505


VISX, Inc.      Com        92844S105   29,410     2,774,500    X                          Sole             2,774,500




                           Total:     258,083



Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.
